Summary of Significant Accounting Policies (Revenue Recognition, Adoption of ASC 606, Revenues Disaggregated by Products and Services) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization and Nature of Operations [Line Items]
Revenues	$ 749,890	$ 673,803	$ 690,175
ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	749,890	673,803	690,175
Sohu [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	201,544	218,423	274,616
Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	548,346	455,380	415,559
Brand advertising [Member]
Organization and Nature of Operations [Line Items]
Revenues	146,526	175,056	232,339
Sohu Media Portal [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	86,293	94,692	127,612
Sohu Media Portal [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	86,293	94,692	127,612
Sohu Media Portal [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Sohu Video [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	25,312	34,529	53,886
Sohu Video [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	25,312	34,529	53,886
Sohu Video [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Focus [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	23,281	32,120	31,144
Focus [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	23,281	32,120	31,144
Focus [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
17173.com Website [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	11,640	13,715	19,697
17173.com Website [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
17173.com Website [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	11,640	13,715	19,697
Online games [Member]
Organization and Nature of Operations [Line Items]
Revenues	536,684	440,902	389,788
PC games [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	353,737	267,752	236,743
PC games [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
PC games [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	353,737	267,752	236,743
Mobile games [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	182,947	172,718	151,737
Mobile games [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Mobile games [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	182,947	172,718	151,737
Other games [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	432	1,308
Other games [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	0	0
Other games [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	0	432	1,308
Others [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	66,680	57,845	68,048
Others [Member] | Sohu [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	66,658	57,082	61,974
Others [Member] | Changyou [Member] | ASC 606 [Member]
Organization and Nature of Operations [Line Items]
Revenues	$ 22	$ 763	$ 6,074